Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2021	2020
Cost:
Product and distribution rights	$85,359	$85,174
	85,359	85,174
Accumulated amortization:
Product and distribution rights	78,593	76,762
	78,593	76,762
	$6,766	$8,412

b.	Amortization expenses related to product and distribution rights were $1,831, $2,222 and $1,580 for the years ended March 31, 2021, 2020 and 2019, respectively.
c.	As of March 31, 2021, the estimated amortization expense of product and distribution rights for 2022 to 2026 is as follows: 2022—$1,846; 2023—$1,726; 2024—$323; 2025—$328; 2026—$324.
d.	The weighted-average amortization period for product rights is approximately 5 years.
e.	During the years ended March 31, 2021 and 2020, the Company did not record any impairment charge.